LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.28%
Aerospace & Defense–2.71%
†Boeing Co.	12,743	$2,750,322
General Dynamics Corp.	4,301	1,466,641
General Electric Co.	9,309	2,800,333
L3Harris Technologies, Inc.	1,582	483,159
Lockheed Martin Corp.	3,005	1,500,126
RTX Corp.	18,749	3,137,270
		12,137,851
Automobile Components–0.48%
†Aptiv PLC	11,707	1,009,377
BorgWarner, Inc.	25,680	1,128,893
		2,138,270
Automobiles–1.99%
Ford Motor Co.	70,640	844,854
General Motors Co.	26,707	1,628,326
†Tesla, Inc.	14,471	6,435,543
		8,908,723
Banks–4.42%
Bank of America Corp.	119,571	6,168,668
Citigroup, Inc.	19,863	2,016,094
JPMorgan Chase & Co.	30,099	9,494,128
Wells Fargo & Co.	25,435	2,131,962
		19,810,852
Beverages–0.49%
Coca-Cola Co.	33,482	2,220,526
		2,220,526
Biotechnology–3.05%
AbbVie, Inc.	26,157	6,056,392
Amgen, Inc.	4,626	1,305,457
†Biogen, Inc.	4,497	629,940
†Exelixis, Inc.	33,296	1,375,125
Gilead Sciences, Inc.	14,232	1,579,752
†Halozyme Therapeutics, Inc.	19,752	1,448,611
Regeneron Pharmaceuticals, Inc.	2,277	1,280,289
		13,675,566
Broadline Retail–3.41%
†Amazon.com, Inc.	61,244	13,447,345
eBay, Inc.	9,513	865,207
Macy's, Inc.	54,836	983,210
		15,295,762
Building Products–0.12%
Allegion PLC	2,992	530,631
		530,631
Capital Markets–2.35%
Bank of New York Mellon Corp.	17,312	1,886,315
CME Group, Inc.	4,011	1,083,732
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.	2,802	$2,231,373
Intercontinental Exchange, Inc.	14,271	2,404,378
Morgan Stanley	7,509	1,193,631
SEI Investments Co.	10,732	910,610
State Street Corp.	6,995	811,490
		10,521,529
Chemicals–1.90%
CF Industries Holdings, Inc.	13,555	1,215,884
Corteva, Inc.	17,381	1,175,477
Ecolab, Inc.	7,484	2,049,568
Linde PLC	5,356	2,544,100
Sherwin-Williams Co.	4,449	1,540,511
		8,525,540
Commercial Services & Supplies–0.69%
†=GCI Liberty, Inc.	9,961	0
Waste Management, Inc.	13,932	3,076,604
		3,076,604
Communications Equipment–0.46%
Cisco Systems, Inc.	30,101	2,059,510
		2,059,510
Construction & Engineering–0.12%
EMCOR Group, Inc.	820	532,623
		532,623
Construction Materials–0.72%
Vulcan Materials Co.	10,504	3,231,240
		3,231,240
Consumer Staples Distribution & Retail–2.65%
†BJ's Wholesale Club Holdings, Inc.	9,987	931,288
Costco Wholesale Corp.	584	540,568
†Dollar Tree, Inc.	8,937	843,385
Kroger Co.	21,035	1,417,969
Walmart, Inc.	79,040	8,145,862
		11,879,072
Containers & Packaging–0.50%
Crown Holdings, Inc.	10,926	1,055,343
International Paper Co.	25,388	1,178,003
		2,233,346
Diversified Consumer Services–0.25%
ADT, Inc.	126,794	1,104,376
		1,104,376
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.66%
AT&T, Inc.	58,206	$1,643,738
Verizon Communications, Inc.	29,676	1,304,260
		2,947,998
Electric Utilities–0.81%
Entergy Corp.	25,601	2,385,757
NRG Energy, Inc.	7,612	1,232,764
		3,618,521
Electrical Equipment–1.71%
Eaton Corp. PLC	12,336	4,616,748
Emerson Electric Co.	23,228	3,047,049
		7,663,797
Entertainment–2.54%
Electronic Arts, Inc.	4,513	910,272
†Netflix, Inc.	6,088	7,299,025
Walt Disney Co.	27,820	3,185,390
		11,394,687
Financial Services–4.35%
†Berkshire Hathaway, Inc. Class A	5,061	7,066,551
Mastercard, Inc. Class A	4,915	2,795,701
MGIC Investment Corp.	42,221	1,197,810
†PayPal Holdings, Inc.	17,478	1,172,074
Visa, Inc. Class A	19,493	6,654,520
Western Union Co.	74,825	597,852
		19,484,508
Food Products–1.17%
Archer-Daniels-Midland Co.	19,711	1,177,535
Ingredion, Inc.	8,645	1,055,641
McCormick & Co., Inc.	31,260	2,091,607
Pilgrim's Pride Corp.	22,864	931,022
		5,255,805
Ground Transportation–1.56%
Canadian Pacific Kansas City Ltd.	12,963	965,614
†Lyft, Inc. Class A	61,403	1,351,480
Ryder System, Inc.	8,873	1,673,803
†Uber Technologies, Inc.	17,181	1,683,223
Union Pacific Corp.	5,496	1,299,089
		6,973,209
Health Care Equipment & Supplies–1.23%
Abbott Laboratories	13,523	1,811,271
†IDEXX Laboratories, Inc.	2,108	1,346,780
Stryker Corp.	6,409	2,369,215
		5,527,266
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–0.58%
Cardinal Health, Inc.	7,382	$1,158,679
McKesson Corp.	1,847	1,426,881
		2,585,560
Hotels, Restaurants & Leisure–0.38%
Booking Holdings, Inc.	315	1,700,770
		1,700,770
Household Durables–0.24%
Lennar Corp. Class A	8,437	1,063,399
		1,063,399
Household Products–1.48%
Colgate-Palmolive Co.	12,182	973,829
Kimberly-Clark Corp.	4,534	563,757
Procter & Gamble Co.	33,238	5,107,019
		6,644,605
Independent Power and Renewable Electricity Producers–0.10%
Vistra Corp.	2,298	450,224
		450,224
Industrial Conglomerates–0.74%
Honeywell International, Inc.	15,725	3,310,113
		3,310,113
Insurance–1.44%
American International Group, Inc.	15,937	1,251,692
Marsh & McLennan Cos., Inc.	8,084	1,629,168
Travelers Cos., Inc.	12,808	3,576,250
		6,457,110
Interactive Media & Services–8.31%
Alphabet, Inc. Class A	90,347	21,977,645
Meta Platforms, Inc. Class A	20,786	15,264,823
		37,242,468
IT Services–0.23%
VeriSign, Inc.	3,663	1,024,065
		1,024,065
Life Sciences Tools & Services–0.80%
†Medpace Holdings, Inc.	1,339	688,460
Thermo Fisher Scientific, Inc.	5,940	2,881,019
		3,569,479
Machinery–0.35%
Allison Transmission Holdings, Inc.	7,871	668,091
Oshkosh Corp.	7,056	915,163
		1,583,254
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.25%
Comcast Corp. Class A	35,051	$1,101,302
		1,101,302
Metals & Mining–0.42%
Newmont Corp.	22,106	1,863,757
		1,863,757
Multi-Utilities–0.11%
WEC Energy Group, Inc.	4,227	484,372
		484,372
Oil, Gas & Consumable Fuels–2.30%
APA Corp.	53,530	1,299,708
Chevron Corp.	9,350	1,451,961
EOG Resources, Inc.	10,375	1,163,245
EQT Corp.	19,442	1,058,228
Exxon Mobil Corp.	31,801	3,585,563
Kinder Morgan, Inc.	61,047	1,728,241
		10,286,946
Passenger Airlines–0.26%
†United Airlines Holdings, Inc.	12,004	1,158,386
		1,158,386
Pharmaceuticals–2.51%
Bristol-Myers Squibb Co.	22,508	1,015,111
Eli Lilly & Co.	6,581	5,021,303
Johnson & Johnson	21,414	3,970,584
Pfizer, Inc.	48,333	1,231,525
		11,238,523
Professional Services–0.70%
Automatic Data Processing, Inc.	10,704	3,141,624
		3,141,624
Semiconductors & Semiconductor Equipment–12.97%
Applied Materials, Inc.	8,500	1,740,290
ASML Holding NV	3,988	3,860,743
Broadcom, Inc.	34,812	11,484,827
†Cirrus Logic, Inc.	5,138	643,740
Lam Research Corp.	7,670	1,027,013
Micron Technology, Inc.	10,141	1,696,792
NVIDIA Corp.	175,074	32,665,307
QUALCOMM, Inc.	10,116	1,682,898
Skyworks Solutions, Inc.	14,647	1,127,526
Texas Instruments, Inc.	11,801	2,168,197
		58,097,333
Software–11.68%
†Adobe, Inc.	3,564	1,257,201
†AppLovin Corp. Class A	3,294	2,366,871
†Docusign, Inc.	13,925	1,003,853
†Dropbox, Inc. Class A	44,262	1,337,155
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Gen Digital, Inc.	33,111	$940,021
Intuit, Inc.	2,317	1,582,302
Microsoft Corp.	65,166	33,752,730
Oracle Corp.	6,499	1,827,779
†Palantir Technologies, Inc. Class A	13,342	2,433,848
†Palo Alto Networks, Inc.	9,904	2,016,652
Pegasystems, Inc.	22,727	1,306,803
†RingCentral, Inc. Class A	31,432	890,783
†ServiceNow, Inc.	868	798,803
†Zoom Communications, Inc. Class A	9,680	798,600
		52,313,401
Specialized REITs–0.66%
American Tower Corp.	9,228	1,774,729
VICI Properties, Inc.	35,904	1,170,829
		2,945,558
Specialty Retail–2.29%
Home Depot, Inc.	4,640	1,880,082
Lowe's Cos., Inc.	6,287	1,579,986
TJX Cos., Inc.	40,650	5,875,551
†Ulta Beauty, Inc.	1,708	933,849
		10,269,468
Technology Hardware, Storage & Peripherals–5.35%
Apple, Inc.	92,415	23,531,631
Western Digital Corp.	3,625	435,218
		23,966,849
Textiles, Apparel & Luxury Goods–0.46%
†Crocs, Inc.	8,863	740,504
Tapestry, Inc.	11,548	1,307,464
		2,047,968
Tobacco–0.39%
Altria Group, Inc.	26,160	1,728,130
		1,728,130
Trading Companies & Distributors–0.52%
Fastenal Co.	23,106	1,133,118
Ferguson Enterprises, Inc.	5,412	1,215,427
		2,348,545
Wireless Telecommunication Services–0.42%
T-Mobile U.S., Inc.	7,856	1,880,569
		1,880,569
Total Common Stock (Cost $234,267,812)		431,251,590

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.42%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	15,321,926	$15,321,926
Total Money Market Fund (Cost $15,321,926)		15,321,926

TOTAL INVESTMENTS–99.70% (Cost $249,589,738)	$446,573,516
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	1,334,934
NET ASSETS APPLICABLE TO 26,621,257 SHARES OUTSTANDING–100.00%	$447,908,450

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
9	CME E-mini Russell 2000 Index Futures	$1,104,975	$1,090,140	12/19/25	$14,835	$—
38	CME E-mini S&P 500 Index Futures	12,803,625	12,529,093	12/19/25	274,532	—
3	CME E-mini S&P MidCap 400 Index Futures	985,860	990,047	12/19/25	—	(4,187)
Total Futures Contracts					$289,367	$(4,187)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4